Vessels	6 Months Ended
Jun. 30, 2012
Property Plant and Equipment [Abstract]:
Vessels, Net [Text Block]

7. Vessels, Net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2011	2,298,108	(679,221)	1,618,887
Depreciation	-	(39,881)	(39,881)
Vessel acquisitions and other vessels' cost	54,900	-	54,900
Disposals	(25,020)	9,292	(15,728)
Balance, June 30, 2012	2,327,988	(709,810)	1,618,178

During the six month period ended June 30, 2012, the Company acquired three second hand containerships MSC Ulsan, Koroni and Kyparissia at an aggregate price of $54,900.
During the six-month period ended June 30, 2012, the Company sold for scrap the container vessels Gather, Gifted and Genius I at an aggregate price of $18,384 and recognized a net gain of $1,303, which is separately reflected in gain on sale/disposal of vessels, net in the accompanying consolidated statement of income for the six-month period ended June 30, 2012.
During the year ended December 31, 2011, the Company acquired ten secondhand containerships: Prosper, MSC Pylos, Zagora, Marina, Konstantina, MSC Sudan II, MSC Sierra II, MSC Namibia II, MSC Romanos and MSC Methoni. The aggregate acquisition cost of the ten containerships was $193,063, of which $3,830 was advanced to the sellers as of December 31, 2010.
During the six month period ended June 30, 2011, the Company contracted to sell for scrap the vessels MSC Namibia, MSC Sierra, MSC Sudan at an aggregate price of $20,387. The vessels were delivered to their scrap buyers in April and May 2011 and recognized a gain of $10,771, which is separately reflected in the accompanying consolidated unaudited statement of income for the six-month period ended June 30, 2011.
As of June 30, 2012, one of the Company's vessels, having total carrying value of $4,751, was fully depreciated.
Forty-two of the Company's vessels, having a total carrying value of $1,483,951 as of June 30, 2012, have been provided as collateral to secure the long-term debt discussed in Note 9.